PENSIONS AND OTHER POST RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
PENSIONS AND OTHER POST RETIREMENT BENEFITS
Schedule of defined benefit obligations and funded status

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2019	2018	2019	2018

Change in benefit obligation

Benefit obligation at beginning of year	6 730	6 717	557	597

Obligations acquired through acquisition (note 32)	—	185	—	8

Current service costs	220	235	13	13

Plan participants' contributions	16	15	—	—

Benefits paid	(293)	(296)	(24)	(23)

Interest costs	255	236	22	21

Foreign exchange	(13)	14	(1)	1

Settlements	5	5	—	—

Actuarial remeasurement:

Experience gain arising on plan liabilities	(11)	(26)	(2)	(18)

Actuarial gain arising from changes in demographic assumptions	—	(1)	—	—

Actuarial loss (gain) arising from changes in financial assumptions	799	(354)	66	(42)

Benefit obligation at end of year	7 708	6 730	631	557

Change in plan assets

Fair value of plan assets at beginning of year	5 795	5 799	—	—

Assets acquired through acquisition (note 32)	—	153	—	—

Employer contributions	157	182	—	—

Plan participants' contributions	16	15	—	—

Benefits paid	(269)	(273)	—	—

Foreign exchange	(8)	14	—	—

Settlements	5	5	—	—

Administrative costs	(2)	(2)	—	—

Income on plan assets	218	201	—	—

Actuarial remeasurement:

Return on plan assets greater than (less than) discount rate	781	(299)	—	—

Fair value of plan assets at end of year	6 693	5 795	—	—

Net unfunded obligation	1 015	935	631	557

Schedule of defined benefit plan expenses

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2019	2018	2019	2018

Analysis of amount charged to earnings:

Current service costs	220	235	13	13

Interest costs	37	35	22	21

Defined benefit plans expense	257	270	35	34

Defined contribution plans expense	82	77	—	—

Total benefit plans expense charged to earnings	339	347	35	34

Components of defined benefit costs recognized in Other Comprehensive Income:

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2019	2018	2019	2018

Return on plan assets (excluding amounts included in net interest expense)	(781)	299	—	—

Experience gain arising on plan liabilities	(11)	(26)	(2)	(18)

Actuarial loss (gain) arising from changes in financial assumptions	799	(354)	66	(42)

Actuarial gain arising from changes in demographic assumptions	—	(1)	—	—

Actuarial loss (gain) recognized in other comprehensive income	7	(82)	64	(60)

Schedule of weighted average actuarial assumptions
	Pension Benefits		Other Post-Retirement Benefits
(%)	December 31 2019	December 31 2018	December 31 2019	December 31 2018

Discount rate	3.10	3.80	3.10	3.90

Rate of compensation increase	3.00	3.00	3.00	3.00

Schedule of changes in assumed assumptions

	Pension Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the aggregate service and interest costs	(25)	31

Effect on the benefit obligations	(988)	1 271

	Other Post-Retirement Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the benefit obligations	(74)	91

1% change in health care cost

Effect on the aggregate service and interest costs	1	(1)

Effect on the benefit obligations	30	(26)

Schedule of weighted average pension plan asset allocations based on market value
(%)	2019	2018

Equities, comprised of:

– Canada	12	13

– United States	19	17

– Foreign	19	18

	50	48

Fixed income, comprised of:

– Canada	41	43

Real estate, comprised of:

– Canada	9	9

Total	100	100